Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Contractual Obligations [Abstract]
Schedule of Contractual Obligations
Thousands of $ For The Years ended December 31	2023	2022
Outstanding commitments for future minimum rent payments, which fall due as follows:
Less than one year	90	156
Years 2-5	53	60
Total contractual obligations	143	216